UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Fred Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

COMMON STOCKS (97.3%)	SHARES	VALUE
Aerospace & Defense (2.0%)
General Dynamics Corp.	123,000	$7,945,800
Airlines (1.7%)
Alaska Air Group, Inc.(a)	259,000	6,938,610
Auto Components (3.4%)
Johnson Controls, Inc.	369,000	9,431,640
Gentex Corp.	300,000	4,245,000

		13,676,640
Capital Markets (5.6%)
Raymond James Financial, Inc.	520,000	12,105,600
The Bank of New York Mellon Corp.	343,000	9,943,570

		22,049,170
Chemicals (0.9%)
Agrium, Inc.	74,500	3,709,355
Commercial Banks (8.1%)
PNC Financial Services Group, Inc.	195,700	9,509,063
Canadian Western Bank (CAD)(b)	510,000	9,455,470
Investors Bancorp, Inc.(a)	555,426	5,893,070
Marshall & Ilsley Corp.	612,500	4,942,875
Regions Financial Corp.	352,500	2,189,025

		31,989,503
Communications Equipment (2.1%)
ADTRAN, Inc.	338,000	8,297,900
Construction & Engineering (1.5%)
MasTec, Inc.(a)	477,500	5,801,625
Diversified Consumer Services (1.9%)
H&R Block, Inc.	400,000	7,352,000
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	290,000	7,832,900
Electric Utilities (1.5%)
Hawaiian Electric Industries, Inc.	319,100	5,782,092
Electrical Equipment (2.5%)
ABB, Ltd. (ADR)(a)	489,500	9,809,580
Electronic Equipment & Instruments (8.1%)
Avnet, Inc.(a)	330,000	8,570,100
Benchmark Electronics, Inc.(a)	450,000	8,100,000
Tyco Electronics, Ltd.	350,000	7,798,000
Plexus Corp.(a)	291,600	7,680,744

		32,148,844
Energy Equipment & Services (4.1%)
ShawCor, Ltd., (Class A) (CAD)(b)	300,000	8,114,697
Tidewater, Inc.	170,300	8,019,427

		16,134,124
Food & Staples Retailing (5.0%)
Walgreen Co.	343,000	12,852,210
Safeway, Inc.	358,800	7,075,536

		19,927,746
Food Products (1.8%)
Hormel Foods Corp.	200,000	7,104,000
Health Care Equipment & Supplies (6.1%)
Covidien, Ltd.	210,000	9,084,600
Hospira, Inc.(a)	200,000	8,920,000
Stryker Corp.	135,000	6,133,050

		24,137,650

Household Durables (1.3%)
Whirlpool Corp.		72,100	5,044,116
Insurance (4.3%)
Unum Group		425,000	9,112,000
Torchmark Corp.		184,500	8,012,835

			17,124,835
Machinery (1.8%)
Timken Co.		300,000	7,029,000

Metals & Mining (2.9%)
Alcoa, Inc.		550,000	7,216,000
IAMGOLD Corp. (CAD)(b)		290,000	4,098,165

			11,314,165
Multiline Retail (2.4%)
Kohl’s Corp.(a)(c)		170,000	9,698,500
Multi-Utilities (4.0%)
Integrys Energy Group, Inc.		225,000	8,075,250
MDU Resources Group, Inc.		383,000	7,985,550

			16,060,800
Oil, Gas & Consumable Fuels (8.8%)
St. Mary Land & Exploration Co.		325,000	10,549,500
Anadarko Petroleum Corp.		150,000	9,409,500
Southern Union Co.		344,900	7,170,471
Cimarex Energy Co.		101,900	4,414,308
Cabot Oil & Gas Corp.		97,000	3,467,750

			35,011,529
Pharmaceuticals (5.8%)
Forest Laboratories, Inc.(a)		289,000	8,508,160
Wyeth		150,000	7,287,000
Johnson & Johnson		119,000	7,245,910

			23,041,070
Road & Rail (2.9%)
Werner Enterprises, Inc.		385,000	7,172,550
Kansas City Southern(a)		166,000	4,397,340

			11,569,890
Semiconductors (3.1%)
Intel Corp.		350,000	6,849,500
MEMC Electronic Materials, Inc.(a)		328,600	5,464,618

			12,314,118
Software (1.7%)
Electronic Arts, Inc.(a)		352,000	6,705,600

TOTAL COMMON STOCKS (Cost $340,789,018)			$385,551,162

SHORT-TERM INVESTMENTS (2.9%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (0.4%)
Wells Fargo (Grand Cayman)(d)	0.030%	$1,390,288	$1,390,288
U.S. Treasury Bills (2.5%)
U.S. Treasury Bills, Discount Notes, 10/22/09	0.020%	10,000,000	9,999,800

TOTAL SHORT-TERM INVESTMENTS (Cost $11,390,172)			$11,390,088

TOTAL INVESTMENTS - (100.2%) (Cost $352,179,190)			396,941,250
Other assets and liabilities, net - (-0.2%)			(888,358)

TOTAL NET ASSETS - (100.0%)			$396,052,892

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Foreign-denominated security.

(c)	All or a portion of the security is pledged as collateral on written options. See note 2 in Notes to Quarterly Schedule of Investments.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2009.

Common Abbreviations:

(CAD) Canadian issuer.

(ADR) American Depositary Receipt.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

COMMON STOCKS (98.5%)	SHARES	VALUE
Aerospace & Defense (2.4%)
Triumph Group, Inc.	400,000	$19,196,000
Auto Components (1.4%)
Superior Industries International, Inc.	800,000	11,360,000
Capital Markets (1.3%)
BGC Partners, Inc., (Class A)(b)	2,500,000	10,700,000
Chemicals (5.4%)
Sensient Technologies Corp.	900,000	24,993,000
American Vanguard Corp.(b)	1,500,000	12,465,000
A. Schulman, Inc.	300,000	5,979,000

		43,437,000
Commercial Banks (3.1%)
Marshall & Ilsley Corp.	1,700,000	13,719,000
StellarOne Corp.	325,000	4,793,750
Renasant Corp.	200,000	2,970,000
TriCo Bancshares	175,000	2,870,000

		24,352,750
Diversified Consumer Services (0.8%)
Hillenbrand, Inc.	300,000	6,111,000
Diversified Financial Services (1.4%)
Asset Acceptance Capital Corp.(a)	1,500,000	10,875,000
Electrical Equipment (0.6%)
Encore Wire Corp.	200,000	4,468,000
Electronic Equipment & Instruments (5.2%)
Park Electrochemical Corp.	850,000	20,952,500
AVX Corp.	1,250,000	14,912,500
CTS Corp.	600,000	5,580,000

		41,445,000
Energy Equipment & Services (3.2%)
Unit Corp.(a)	500,000	20,625,000
RPC, Inc.	500,000	5,240,000

		25,865,000
Health Care Equipment & Supplies (18.0%)
Hill-Rom Holdings, Inc.	1,250,000	27,224,999
CONMED Corp.(a)	1,250,000	23,962,500
Invacare Corp.	1,050,000	23,394,000
STERIS Corp.	750,000	22,837,500
Analogic Corp.	502,000	18,584,040
Teleflex, Inc.	350,000	16,908,500
The Cooper Companies, Inc.	350,000	10,405,500

		143,317,039
Health Care Providers & Services (6.1%)
Chemed Corp.	600,000	26,334,000
Omnicare, Inc.	1,000,000	22,520,000

		48,854,000
Health Care Technology (3.2%)
IMS Health, Inc.	1,250,000	19,187,500
Omnicell, Inc.(a)	600,000	6,684,000

		25,871,500
Insurance (8.3%)
Horace Mann Educators Corp.	900,000	12,573,000
Brown & Brown, Inc.	600,000	11,496,000
Arthur J. Gallagher & Co.	400,000	9,748,000
HCC Insurance Holdings, Inc.	350,000	9,572,500
The Hanover Insurance Group, Inc.	200,000	8,266,000
State Auto Financial Corp.	415,100	7,442,743
Harleysville Group, Inc.	230,210	7,286,147

		66,384,390
IT Services (2.5%)
MAXIMUS, Inc.	425,000	19,805,000
Machinery (8.1%)
Pall Corp.	750,000	24,210,000
FreightCar America, Inc.(b)	700,000	17,010,000
Federal Signal Corp.	1,250,000	8,987,500
Robbins & Myers, Inc.	350,000	8,218,000
Crane Co.	227,800	5,879,518

		64,305,018

Metals & Mining (1.4%)
Kaiser Aluminum Corp.	300,000	10,908,000
Multiline Retail (0.8%)
Fred’s, Inc., (Class A)	500,000	6,365,000
Oil, Gas & Consumable Fuels (12.5%)
Cimarex Energy Co.	750,000	32,490,000
St. Mary Land & Exploration Co.	1,000,000	32,460,000
Frontier Oil Corp.	1,250,000	17,400,000
Cabot Oil & Gas Corp.	275,000	9,831,250
Overseas Shipholding Group, Inc.	200,000	7,474,000

		99,655,250
Professional Services (4.3%)
Navigant Consulting, Inc.(a)	1,500,000	20,250,000
CDI Corp.	600,000	8,430,000
Heidrick & Struggles International, Inc.	225,000	5,233,500

		33,913,500
Road & Rail (1.2%)
Werner Enterprises, Inc.	500,000	9,315,000
Semiconductors (2.8%)
Micrel, Inc.	2,000,000	16,300,000
Actel Corp.(a)	475,000	5,780,750

		22,080,750
Software (0.1%)
Opnet Technologies, Inc.	104,711	1,144,491
Specialty Retail (0.9%)
The Finish Line, Inc.	700,000	7,112,000
Thrifts & Mortgage Finance (2.6%)
First Niagara Financial Group, Inc.	950,000	11,713,500
Berkshire Hills Bancorp, Inc.	225,000	4,936,500
Provident Financial Services, Inc.	400,000	4,116,000

		20,766,000

Trading Companies & Distributors (0.9%)
GATX Corp.	250,000	6,987,500

TOTAL COMMON STOCKS (Cost $790,526,302)		$784,594,188

SHORT-TERM INVESTMENTS (1.8%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (0.5%)
Wells Fargo (Grand Cayman)(c)	0.030%	$4,177,827	$4,177,827
U.S. Treasury Bills (1.3%)
U.S. Treasury Bills, Discount Notes, 10/22/09	0.020%	10,000,000	9,999,800

TOTAL SHORT-TERM INVESTMENTS (Cost $14,177,710)			$14,177,627

TOTAL INVESTMENTS - (100.3%) (Cost $804,704,012)			798,771,815
Other assets and liabilities, net - (-0.3%)			(2,247,008)

TOTAL NET ASSETS - (100.0%)			$796,524,807

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Affiliated company. See Note 4 in Notes to Quarterly Schedule of Investments.
(c)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2009.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

VALUE FUND - SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

COMMON STOCKS (97.1%)	SHARES	VALUE
Aerospace & Defense (1.6%)
Spirit AeroSystems Holdings, Inc.(a)	800,000	$14,448,000
Herley Industries, Inc.(a)	332,719	4,341,983

		18,789,983
Airlines (2.3%)
US Airways Group, Inc.(a)(b)	3,500,000	16,450,000
Copa Holdings, S.A. (Class A)	250,000	11,122,500

		27,572,500
Auto Components (1.0%)
Tongxin International, Ltd.(a)(c)	1,064,000	10,139,920
Hy-Drive Technologies, Ltd. (CAD)(a)(c)(d)(e)	4,986,500	2,328,726

		12,468,646
Beverages (0.1%)
Heckmann Corp.(a)	200,000	916,000
Biotechnology (1.1%)
Sangamo Biosciences, Inc.(a)	893,800	7,338,098
China-Biotics, Inc. (Private Placement)(a)(e)	200,000	3,200,000
China-Biotics, Inc.(a)	200,000	3,200,000

		13,738,098
Building Products (0.2%)
Maezawa Kasei Industries Co., Ltd. (JPY)(d)	200,000	2,138,918
Capital Markets (1.2%)
FirstCity Financial Corp.(a)(c)	737,241	6,119,100
Cowen Group, Inc.(a)	623,697	4,440,723
BGC Partners, Inc. (Class A)	750,000	3,210,000

		13,769,823
Chemicals (1.8%)
Omnova Solutions, Inc.(a)(c)	1,650,000	10,692,000
Chemtura Corp.(a)(f)	7,000,000	6,510,000
American Vanguard Corp.	500,000	4,155,000

		21,357,000
Commercial Banks (0.4%)
Eastern Virginia Bankshares, Inc.	182,000	1,503,320
Hawthorn Bancshares, Inc.(e)	120,889	1,207,681
Pacific Premier Bancorp, Inc.(a)(e)	233,267	1,003,048
Southern Community Financial Corp.	300,000	897,000

		4,611,049
Commercial Services & Supplies (1.9%)
Intersections, Inc.(a)(c)	1,500,000	8,655,000
Perma-Fix Environmental Services, Inc.(a)(c)	3,237,000	7,574,580
TRC Cos., Inc.(a)(c)(e)	1,750,000	6,037,500

		22,267,080
Communications Equipment (5.7%)
InterDigital, Inc.(a)	1,500,000	34,740,000
Extreme Networks, Inc.(a)	3,500,000	9,800,000
Westell Technologies, Inc.(a)(c)	4,800,000	6,384,000
PC-Tel, Inc.(a)	670,000	4,187,500
Lantronix, Inc.(a)(c)	5,740,000	3,271,800
EMS Technologies, Inc.(a)	150,000	3,123,000
EF Johnson Technologies, Inc.(a)(c)	2,314,675	3,101,664
Hemisphere GPS, Inc. (CAD)(a)(d)	2,000,000	2,185,588
Globecomm Systems, Inc.(a)	161,250	1,172,288

		67,965,840
Computers & Peripherals (0.1%)
Concurrent Computer Corp.(a)	250,000	1,150,000
Diversified Financial Services (2.3%)
Encore Capital Group, Inc.(a)(c)	1,500,000	20,175,000
Asset Acceptance Capital Corp.(a)	622,500	4,513,125
Collection House, Ltd. (AUD)(d)(e)	4,620,000	2,853,034

		27,541,159
Electrical Equipment (5.7%)
Hollysys Automation Technologies, Ltd.(a)(c)	3,242,487	30,771,201
FuelCell Energy, Inc.(a)	3,500,000	14,945,000
UQM Technologies, Inc.(a)(c)	2,063,810	11,866,908
Magnetek, Inc.(a)(c)	2,900,000	4,524,000
C&D Technologies, Inc.(a)	1,000,000	2,150,000
ZBB Energy Corp.(a)(c)	1,041,667	1,447,917
Jinpan International, Ltd.	38,100	1,219,581
Orion Energy Systems, Inc.(a)	250,000	782,500

		67,707,107

Electronic Equipment & Instruments (1.6%)
Richardson Electronics, Ltd.(c)	1,400,000	7,140,000
Wireless Ronin Technologies, Inc.(a)(c)	1,380,000	4,954,200
RCG Holdings, Ltd. (GBP)(a)	2,299,764	3,068,949
O.I. Corp.(c)(e)	245,900	1,733,595
MOCON, Inc.	200,000	1,698,000

		18,594,744

Energy Equipment & Services (4.1%)
Unit Corp.(a)	500,000	20,625,000
Newpark Resources, Inc.(a)(c)	5,000,000	16,050,000
China Natural Gas, Inc.(a)(c)	1,030,800	12,493,296

		49,168,296
Food Products (4.1%)
Zhongpin, Inc.(a)	750,000	11,040,000
Origin Agritech, Ltd.(a)(c)	2,000,000	9,740,000
Agria Corp. (ADR)(a)(c)	4,000,000	8,560,000
Riken Vitamin Co., Ltd. (JPY)(d)(e)	244,400	6,561,622
The Inventure Group, Inc.(a)(c)	1,900,622	5,378,760
Hanover Foods Corp. (Class A)(e)(f)	49,250	4,820,098
Monterey Gourmet Foods, Inc.(a)(c)(e)	1,590,000	3,227,700

		49,328,180
Health Care Equipment & Supplies (12.9%)
Analogic Corp.(c)	950,000	35,169,000
Accuray, Inc.(a)(c)	3,651,529	23,734,938
STERIS Corp.	550,000	16,747,500
STAAR Surgical Co.(a)(c)	3,100,000	12,648,000
Fukuda Denshi Co., Ltd. (JPY)(d)	300,000	8,522,253
Nissui Pharmaceutical Co., Ltd. (JPY)(d)	938,000	7,983,423
CONMED Corp.(a)	400,000	7,668,000
The Cooper Companies, Inc.	250,000	7,432,500
Invacare Corp.	300,000	6,684,000
Osteotech, Inc.(a)(c)	1,449,157	6,448,749
Trinity Biotech Plc (ADR)(a)(c)	1,400,000	5,530,000
Digirad Corp.(a)(c)	1,800,000	5,130,000
Home Diagnostics, Inc.(a)	750,000	5,070,000
National Dentex Corp.(a)(c)	524,682	4,470,291

		153,238,654
Health Care Providers & Services (7.2%)
BioScrip, Inc.(a)(c)	3,895,000	26,330,200
America Service Group, Inc.(c)	700,000	11,578,000
The Ensign Group, Inc.	750,000	10,522,500
Virtual Radiologic Corp.(a)	750,100	9,773,803
Chemed Corp.	200,000	8,778,000
Hooper Holmes, Inc.(a)(c)	6,500,000	6,305,000
PDI, Inc.(a)(c)(e)	1,096,323	5,021,159
Animal Health International, Inc.(a)(c)	2,300,000	4,876,000
SRI/Surgical Express, Inc.(a)(c)(e)	560,000	1,579,200
Medical Staffing Network Holdings, Inc.(a)(e)	1,239,500	681,725

		85,445,587
Household Durables (0.1%)
Flexsteel Industries, Inc.	100,000	839,000
Household Products (0.7%)
Oil-Dri Corp. of America(c)	562,500	8,156,250
Insurance (1.0%)
Presidential Life Corp.	1,000,000	10,360,000
Meadowbrook Insurance Group, Inc.	250,000	1,850,000

		12,210,000
IT Services (3.8%)
Computer Task Group, Inc.(a)(c)	1,500,000	12,165,000
TechTeam Global, Inc.(a)(c)	1,042,600	8,862,100

Tier Technologies, Inc., (Class B)(a)	950,000	8,056,000
StarTek, Inc.(a)(c)	750,000	6,510,000
Telvent GIT S.A.	150,000	4,347,000
Forrester Research, Inc.(a)	150,000	3,996,000
Analysts International Corp.(a)(c)(e)	2,365,000	1,702,800

		45,638,900
Life Sciences Tools & Services (1.0%)
Cambrex Corp.(a)	1,250,000	7,875,000
Medtox Scientific, Inc.(a)	400,000	3,640,000
CNS Response, Inc.(a)(c)(e)	1,800,000	900,000

		12,415,000
Machinery (6.2%)
Force Protection, Inc.(a)(c)	5,000,000	27,300,000
Federal Signal Corp.	1,869,375	13,440,806
Pall Corp.	250,000	8,070,000
Flanders Corp.(a)(c)	1,501,663	7,748,581
Portec Rail Products, Inc.(c)	700,000	6,643,000
MFRI, Inc.(a)(c)	576,000	4,262,400
Met-Pro Corp.	366,781	3,554,108
Supreme Industries, Inc.(a)(c)(e)	1,000,000	2,440,000
Basin Water, Inc.(a)(c)(f)	1,280,300	44,299

		73,503,194
Media (1.0%)
Horipro, Inc. (JPY)(d)(e)	700,000	6,254,108
Ideation Acquisition Corp.(a)	515,200	4,054,624
Saga Communications, Inc.(a)	100,000	1,340,000

		11,648,732
Metals & Mining (3.8%)
Gammon Gold, Inc. (CAD)(a)(d)	2,500,000	21,388,875
PolyMet Mining Corp. (CAD)(a)(d)	3,500,000	9,218,699
First Majestic Silver Corp. (CAD)(a)(d)	3,000,000	7,509,457
U.S. Silver Corp. (CAD)(a)(c)(d)	18,960,000	2,744,875
Midway Gold Corp. (CAD)(a)(d)	3,000,000	2,101,527
Energold Drilling Corp. (CAD)(a)(d)	1,000,000	1,952,085
North American Tungsten Corp. (CAD)(a)(d)	5,050,700	707,612

		45,623,130
Multiline Retail (1.6%)
Fred’s, Inc., (Class A)(b)	1,000,000	12,730,000
Duckwall-ALCO Stores, Inc.(a)(c)(e)	380,400	6,828,180

		19,558,180
Oil, Gas & Consumable Fuels (7.1%)
Swift Energy Co.(a)	1,000,000	23,680,000
Rosetta Resources, Inc.(a)	1,500,000	22,035,000
Sherritt International Corp. (CAD)(d)	3,000,000	21,463,597
Clayton Williams Energy, Inc.(a)	380,209	11,451,895
China Integrated Energy, Inc.(a)	500,000	3,565,000
Fairborne Energy, Ltd. (CAD)(a)(d)(g)	500,000	2,106,197

		84,301,689

Pharmaceuticals (4.5%)
Discovery Laboratories, Inc.(a)(c)	7,185,000	9,771,600
China Biologic Products, Inc.(a)(c)	1,250,000	9,425,000
Fuji Pharmaceutical Co., Ltd. (JPY)(d)	455,300	9,358,085
Cangene Corp. (CAD)(a)(d)	1,500,000	5,940,317
Questcor Pharmaceuticals, Inc.(a)	1,000,000	5,520,000
Caraco Pharmaceutical Laboratories, Ltd.(a)	1,000,000	5,090,000
ASKA Pharmaceutical Co., Ltd. (JPY)(d)	500,000	4,845,987
Obagi Medical Products, Inc.(a)	350,000	4,060,000

		54,010,989
Professional Services (2.6%)
Navigant Consulting, Inc.(a)	850,000	11,475,000
LECG Corp.(a)(c)(e)	2,400,000	8,424,000
Barrett Business Services, Inc.	484,400	5,124,952
Hudson Highland Group, Inc.(a)	1,057,560	3,214,982
RCM Technologies, Inc.(a)(c)(e)	1,000,000	2,240,000

		30,478,934
Road & Rail (0.4%)
Marten Transport, Ltd.(a)	300,000	5,118,000
Semiconductors (1.8%)
Micrel, Inc.	1,250,000	10,187,500
Actel Corp.(a)	600,000	7,302,000
CDC Software Corp.(ADR)(a)(c)	401,000	3,709,250

		21,198,750
Software (1.4%)
Dynamics Research Corp.(a)(c)	784,516	10,214,399
ePlus, Inc.(a)	400,000	6,220,000
Evolving Systems, Inc.(a)	31,815	221,114

		16,655,513
Specialty Retail (1.2%)
Brown Shoe Co., Inc.	800,000	6,416,000
Shoe Carnival, Inc.(a)	400,000	6,168,000
The Forzani Group, Ltd. (CAD)(d)	114,900	1,448,793

		14,032,793
Textiles, Apparel & Luxury Goods (0.7%)
Lakeland Industries, Inc.(a)(c)	510,000	4,212,600
LaCrosse Footwear, Inc.	191,774	2,349,232
Hampshire Group, Ltd.(a)(c)(e)(f)	519,000	1,354,590
Phoenix Footwear Group, Inc.(a)(c)(e)	796,000	374,120

		8,290,542
Thrifts & Mortgage Finance (0.5%)
BofI Holding, Inc.(a)	400,000	3,368,000
HF Financial Corp.(c)(e)	250,000	2,745,000

		6,113,000
Trading Companies & Distributors (0.1%)
Aceto Corp.	101,900	672,540
Transportation Infrastructure (0.1%)
Quixote Corp.(a)(c)	550,000	1,369,500
Water Utilities (2.2%)
Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	700,000	26,551,000

TOTAL COMMON STOCKS (Cost $1,175,182,251)		$1,156,154,300

WARRANTS (0.0%)
Electrical Equipment (0.0%)
ZBB Energy Corp.(c)(f)			208,333	$10,625
Life Sciences Tools & Services (0.0%)
CNS Response, Inc.(c)(e)(f)			540,000	—
Metals & Mining (0.0%)(h)
Polymet Mining Corp. - A Warrants (CAD)(d)(f)			500,000	—
Polymet Mining Corp. - B Warrants (CAD)(d)(f)			500,000	—
U.S. Silver Corp. (CAD)(c)(d)			1,980,000	212,675

TOTAL WARRANTS (Cost $–)				$223,300

PURCHASED OPTIONS (0.1%)	EXPIRATION DATE	EXERCISE PRICE	NUMBER OF CONTRACTS	VALUE
Purchased Put Options (0.1%)
SPDR Trust, Series I	October, 2009	$100.00	5,000	$350,000
SPDR Trust, Series I	October, 2009	101.00	5,000	275,000

TOTAL PURCHASED PUT OPTIONS (Cost $855,000)				$625,000

SHORT-TERM INVESTMENTS (2.6%)		INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (0.5%)
Wells Fargo (Grand Cayman)(i)		0.030%	$6,184,262	$6,184,262
U.S. Treasury Bills (2.1%)
U.S. Treasury Bills, Discount Notes, 10/22/09(b)		0.030%	4,750,000	4,749,905
U.S. Treasury Bills, Discount Notes, 10/22/09		0.030%	20,250,000	20,249,595

				24,999,500
TOTAL SHORT-TERM INVESTMENTS (Cost $31,183,828)				$31,183,762

TOTAL INVESTMENTS - (99.8%) (Cost $1,207,221,079)				1,188,186,362
Other assets and liabilities, net - (0.2%)				2,775,661

TOTAL NET ASSETS - (100.0%)				$1,190,962,023

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	All or a portion of the security is pledged as collateral on written options. See note X in Notes to Quarterly Schedule of Investments.
(c)	Affiliated company. See Note 4 in Notes to Quarterly Schedule of Investments.
(d)	Foreign-denominated security.
(e)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Quarterly Schedule of Investments.
(f)	Valued at fair value using methods determined by the Board of Directors. See Note 2 in Notes to Quarterly Schedule of Investments.
(g)	When-issued security to be settled October 7, 2009. See Note 2 in Notes to Quarterly Schedule of Investments.
(h)	Less than 0.05% of total net assets.
(i)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2009.

Common Abbreviations:

(ADR) American Depositary Receipt.

(AUD) Australian issuer.

(CAD) Canadian issuer.

(GBP) Bermuda issuer.

(JPY) Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

September 30, 2009 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management (investment) company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based upon modeling techniques utilizing information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At September 30, 2009, 1.1% of the Value Fund’s net assets were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds disclose the classification of their fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.). Includes short term investments in time deposits, treasury bills and warrants held by the Funds.

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009:

	LEVEL 1 Quoted Prices		LEVEL 2 Other Significant Observable Inputs		LEVEL 3** Significant Unobservable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Select Value Fund
Common Stocks	$385,551,162	$—	$—	$—	$—	$—	$385,551,162	$—
Short-Term Investments	—	—	11,390,088				11,390,088	—
Options Written	—	(1,198,500)	—	—	—	—	—	(1,198,500)
Value Plus Fund	—	—	—	—	—	—	—	—
Common Stocks	784,594,188	—	—	—	—	—	784,594,188	—
Short-Term Investments	—	—	14,177,627	—	—	—	14,177,627	—
Value Fund	—	—	—	—	—	—	—	—
Common Stocks	1,143,637,989	—	12,728,986	—	—	—	1,156,366,975	—
Warrants	—	—	—	10,625	—	—	—	10,625
Options Purchased	—	625,000	—	—	—	—	—	625,000
Short-Term Investments	—	—	31,183,762	—	—	—	31,183,762	—
Options Written	—	(312,500)	—	—	—	—	—	(312,500)

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation/(depreciation).

**	During the nine-month period ended September 30, 2009, the Value Fund held two securities whose fair value measurements were deemed a Level 3 for a period of less than two months: Isolagen, Inc. and China Natural Gas Warrants. The fair value of Isolagen, Inc. at the time it was classified as a Level 3 was $82,446. The fair value was $41,224 (an unrealized depreciation of $41,222) when the security ceased being a Level 3. There were no transactions in this security during the period it was classified as a Level 3. The fair value of China Natural Gas Warrants at the time it was classified as a Level 3 was $225,000. The realized gain from the sale of the warrants was $225,000.

(c)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(d)	The Funds record security transactions no later than one business day after trade date. For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

(e)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. There were no open futures positions at September 30, 2009.

(f)	The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may use options to hedge against anticipated declines in the market value of portfolio securities, increases in the market value of securities it intends to purchase and protect against exposure to interest rate changes. Each Fund may also use options to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investment. The use of options for hedging purposes involves certain risks and may result in a loss if changes in the value of the option move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Funds may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds had the following transactions in written covered call/put options during the nine-months ended September 30, 2009:

	SELECT VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2008	—	$—
Options written	4,560	890,073
Options expired	(430)	(39,344)
Options closed	—	—
Options exercised	(2,430)	(486,081)

Balance at September 30, 2009	1,700	$364,648

SELECT VALUE FUND	NUMBER OF CONTRACTS	VALUE
Kohl’s Corp., $50.00, 10/17/09 (covered call)	1,700	$1,198,500

	1,700	$1,198,500

	VALUE PLUS FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2008	2,000	$223,999
Options written	32,500	2,818,815
Options expired	(20,000)	(1,445,823)
Options closed	(7,500)	(1,077,994)
Options exercised	(7,000)	(518,997)

Balance at September 30, 2009	—	$—

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

VALUE PLUS FUND	NUMBER OF CONTRACTS	VALUE
No Options Held as of September 30, 2009	—	$—

	—	$—

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2008	11,500	$749,061
Options written	371,686	16,095,940
Options expired	(225,186)	(10,633,949)
Options closed	(58,000)	(2,303,695)
Options exercised	(77,500)	(3,175,111)

Balance at September 30, 2009	22,500	$732,246

VALUE FUND	NUMBER OF CONTRACTS	VALUE
Fred’s, Inc., $15.00, 11/21/09 (Covered Call)	10,000	$250,000
Interdigital, Inc., $19.00, 10/17/09 (Covered Put)	2,500	$12,500
US Airways Group, Inc., $6.00, 10/17/09 (Covered Call)	10,000	$50,000

	22,500	$312,500

(g)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund could incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions. The Funds did not hold any short positions during the three-month period ended or at September 30, 2009.

(h)	At September 30, 2009, 6.17% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(i)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. The Funds did not hold any restricted securities at September 30, 2009.

(j)	The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Funds did not hold any forward currency exchange contracts during the three-month period ended or at September 30, 2009.

(k)	Each Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(l)	The Statement of Investments were prepared in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

(3)	Investment Transactions and Income Tax Basis Information

During the nine-month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$136,793,169	$108,056,967
Value Plus Fund	396,403,684	394,653,364
Value Fund	259,403,426	321,579,607

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION ON INVESTMENTS
Select Value Fund	$352,363,026	$70,087,940	$(25,509,716)	$44,578,224
Value Plus Fund	805,991,145	78,243,660	(85,462,990)	(7,219,330)
Value Fund	1,208,813,424	253,365,570	(273,992,632)	(20,627,062)

(4)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value and Value Plus Funds; that is, the Funds held 5% or more of the companies’ outstanding voting securities at anytime during the nine-month period ended September 30, 2009:

Heartland Value Fund

As of September 30, 2009

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2009	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2009	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	2,692,220	959,309	—	3,651,529	$—	$—
Agria Corp.	2,000,000	2,000,000	—	4,000,000	—	—
America Service Group, Inc.	885,000	—	185,000	700,000	40,285	427,166
Analogic Corp.	700,000	250,000	—	950,000	190,000	—
Analysts International Corp.	2,365,000	—	—	2,365,000	—	—
Animal Health International, Inc.	1,892,525	407,475	—	2,300,000	—	—
Basin Water, Inc.	1,280,300	—	—	1,280,300	—	—
BioScrip, Inc.	3,640,000	255,000	—	3,895,000	—	—
CallWave, Inc.	1,000,000	1,000,000	2,000,000	—	—	(1,709,505)
China Biologic Products, Inc.	—	1,250,000	—	1,250,000	—	—
CDC Software Corp.	—	401,000	—	401,000	—	—
China Natural Gas, Inc.	1,500,000	374,500	843,700	1,030,800	—	521,084
China Natural Gas, Inc. (Warrants)	225,000	—	225,000	—	—	225,000
CNS Response, Inc.	1,800,000	—	—	1,800,000	—	—
CNS Response, Inc. (Warrants)	540,000	—	—	540,000	—	—
Computer Task Group, Inc.	1,340,806	159,194	—	1,500,000	—	—
Digirad Corp.	1,800,000	—	—	1,800,000	—	—
Discovery Laboratories, Inc.	7,185,000	—	—	7,185,000	—	—
Duckwall-ALCO Stores, Inc.	380,400	—	—	380,400	—	—

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Dynamics Research Corp.	784,516	—	—	784,516	—	—
EF Johnson Technologies, Inc. (a)	2,314,675	—	—	2,314,675	—	—
Encore Capital Group, Inc.	1,500,000	—	—	1,500,000	—	—
FirstCity Financial Corp.	621,400	115,841	—	737,241	—	—
Flanders Corp.	1,501,663	—	—	1,501,663	—	—
Force Protection, Inc.	6,000,000	162,679	1,162,679	5,000,000	—	930,883
Hampshire Group, Ltd.	450,920	153,709	85,629	519,000	—	(161,547)
HF Financial Corp.	144,057	105,943	—	250,000	48,619	—
hi/fn, Inc.	1,342,526	—	1,342,526	—	—	(2,559,458)
Hollysys Automation Technologies, Ltd. (b)	3,149,000	426,300	332,813	3,242,487	—	(294,050)
Hooper Holmes, Inc.	6,500,000	—	—	6,500,000	—	—
Hy-Drive Technologies, Ltd. (CAD)	5,000,000	—	13,500	4,986,500	—	(6,117)
Intersections, Inc.	1,500,000	—	—	1,500,000	—	—
Lakeland Industries, Inc.	500,000	10,000	—	510,000	—	—
Lantronix, Inc.	5,740,000	—	—	5,740,000	—	—
LECG Corp.	2,400,000	—	—	2,400,000	—	—
Magnetek, Inc.	2,850,000	50,000	—	2,900,000	—	—
MFRI, Inc.	300,000	276,000	—	576,000	—	—
Monterey Gourmet Foods, Inc.	1,000,000	590,000	—	1,590,000	—	—
National Dentex Corp.	524,682	—	—	524,682	—	—
Newpark Resources, Inc.	5,000,000	—	—	5,000,000	—	—
O.I. Corp.	245,900	—	—	245,900	36,885	—
Oil-Dri Corp. of America	562,500	—	—	562,500	241,875	—
Omnova Solutions, Inc.	1,956,793	543,207	850,000	1,650,000	—	(216,794)
Origin Agritech, Ltd.	2,000,000	—	—	2,000,000	—	—
Osteotech, Inc.	1,449,157	—	—	1,449,157	—	—
PDI, Inc.	1,045,421	50,902	—	1,096,323	—	—
Perma-Fix Environmental Services, Inc.	2,500,000	737,000	—	3,237,000	—	—
Phoenix Footwear Group, Inc.	796,000	—	—	796,000	—	—
Portec Rail Products, Inc.	700,000	—	—	700,000	126,000	—
Quixote Corp.	550,000	—	—	550,000	—	—
RCM Technologies, Inc.	1,000,000	—	—	1,000,000	—	—
Richardson Electronics, Ltd.	1,400,000	—	—	1,400,000	84,000	—
SPAR Group, Inc.	1,228,000	—	1,228,000	—	—	35,020
Specialty Underwriters Alliance, Inc.	1,370,000	—	1,370,000	—	—	690,812
SRI/Surgical Express, Inc.	500,000	60,000	—	560,000	—	—
Supreme Industries, Inc.	553,831	446,169	—	1,000,000	—	—
STARR Surgical Co.	2,000,000	1,100,000	—	3,100,000	—	—
StarTek, Inc.	750,000	—	—	750,000	—	—
Tamalpais Bancorp (c)	200,000	—	200,000	—	12,000	(2,386,809)
TechTeam Global, Inc.	1,042,600	—	—	1,042,600	—	—
The Inventure Group, Inc.	1,900,622	—	—	1,900,622	—	—
Tongxin International, Ltd.	1,064,000	—	—	1,064,000	—	—
Trinity Biotech Plc (ADR)	923,000	477,000	—	1,400,000	—	—
TRC Cos., Inc.	1,750,000	—	—	1,750,000	—	—
TXCO Resources, Inc.	2,500,000	—	2,500,000	—	—	(23,976,696)
U.S. Silver Corp. (CAD)	10,189,000	8,771,000	—	18,960,000	—	—
U.S. Silver Corp. (Warrants) (CAD)	—	1,980,000	—	1,980,000	—	—
UQM Technologies, Inc.	2,555,000	—	491,190	2,063,810	—	921,732
Westell Technologies, Inc.	1,401,000	3,399,000	—	4,800,000	—	—
Wireless Ronin Technologies, Inc.	1,380,000	—	—	1,380,000	—	—

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

ZBB Energy Corp.	—	1,041,667	—	1,041,667	—	—
ZBB Energy Corp. (Warrants)	—	208,333	—	208,333	—	—

					$779,664	$(27,559,279)

(a)	Formerly EFJ, Inc.
(b)	Formerly HLS Systems International, Ltd.
(c)	Formerly EPIC Bancorp

Heartland Value Plus Fund

As of September 30, 2009

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2009	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2009	DIVIDENDS	REALIZED GAINS (LOSSES)
American Vanguard Corp.	1,425,000	75,000	—	1,500,000	$86,250	$—
BGC Partners, Inc.	2,500,000	—	—	2,500,000	550,000
FreightCar America, Inc.	750,000	—	50,000	700,000	132,000	(1,083,841)
Quixote Corp.	525,000	—	525,000	—	—	(6,129,102)

					$768,250	$(7,212,943)

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ DAVID C. FONDRIE
David C. Fondrie, Chief Executive Officer

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ DAVID C. FONDRIE
David C. Fondrie, Chief Executive Officer

Date November 25, 2009

By (Signature and Title)	/s/ CHRISTINE A. JOHNSON
Christine A. Johnson, Treasurer and Principal Accounting Officer

Date November 25, 2009